SUPPLEMENT DATED FEBRUARY 11, 2015
TO STATEMENTS OF ADDITIONAL INFORMATION (EACH, AN "SAI")

THE INTEGRITY FUNDS (SAI dated May 1, 2014)

Williston Basin/Mid-North America Stock Fund (Class A Shares)

Integrity Growth & Income Fund

Integrity High Income Fund (Class A Shares)

Integrity Dividend Harvest Fund

VIKING MUTUAL FUNDS (SAI dated April 30, 2014)

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

INTEGRITY MANAGED PORTFOLIOS (SAI dated November 30, 2014)

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

This Supplement clarifies the Current Provision (defined below), included in the description set forth in each SAI, of individuals and institutions that may purchase shares of the Funds listed above without an initial sales charge.

The following provision (the "Current Provision") currently appears in each SAI under the heading referenced in the table below:

"•	employer-sponsored retirement plans, including 401(k), 403(b), 457, profit-sharing, and defined benefit plans;"

Funds	Location of Current Provision in SAI
The Integrity Funds	"Purchase and Redemption of Shares--Class A Shares--Waivers of Up-Front Sales Charge on Class A Shares" (6th bullet point)
Viking Mutual Funds	"Buying and Selling Shares--Sales Charge Waivers for Certain Investors" (6th bullet point)
Integrity Managed Portfolios	"Purchase, Redemption, and Pricing of Shares--Purchase of Shares--Sales Charge Reductions and Waivers--Purchases Made by Certain Individuals and Institutions" (7th bullet point)

In each SAI, the Current Provision is hereby replaced with the following:

"•	401(k), 403(b), 457, profit-sharing, and defined benefit plans; excluded from this waiver are SEPs, SARSEPs, and SIMPLE IRAs;"

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The information set forth in each SAI (and, to the extent applicable, in the corresponding Prospectus) is superseded by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly, or call your Fund's Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.